Description of the Plan (Details) - EBP 009 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Percentage of total contributions for a pay period, not highly compensated	25.00%
Percentage of total contributions for a pay period, highly compensated	7.00%
Percentage of total contributions for a pay period, choice account allocation	50.00%
Percentage of total contributions for a payroll cycle of compensation, choice account allocation	7.00%
Participant compensation matched, percentage	3.50%
Core account allocation one, percent	2.00%
Core account allocation two, percent	4.00%
Core account allocation three, percent	6.00%
Vesting percentage	100.00%
Involuntary cash-out limit	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Minimum borrowing, amount	$ 1,000
Basis spread on variable rate	1.00%
General loan, borrowing term	5 years
Primary residence, borrowing term	10 years
Benefit payments requested by terminated vested participants	$ 298,757	$ 127,388
Forfeited non-vested account amount	1,789,471	2,615,410
Forfeited non-vested account	156,431	$ 1,092,644
Forfeited nonvested account, decrease from employer contribution	$ 2,549,398
Minimum
EBP, Description of Plan [Line Items]
Vesting period	3 years
Maximum
EBP, Description of Plan [Line Items]
Vesting period	5 years